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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Wagoner Capital Management, Inc.
Address:  Three Embarcadero Center, Suite 1120
          San Francisco, CA  94111

Form 13F File Number:  28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett R. Van Wagoner
Title:    President
Phone:    (415) 835-5000

Signature, Place, and Date of Signing:


/s/ Garrett R. Van Wagoner             San Francisco, CA       October 24, 2006
--------------------------------------------------------------------------------
Garrett R. Van Wagoner                    City, State                  Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                      0
                                              ---------------

Form 13F Information Table Entry Total:                83
                                              ---------------

Form 13F Information Table Value Total:           $66,638
                                              ---------------
                                                (thousands)



List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABRCRMBIE & FTCH          COMMON   002896207       382       5,500 SH        SOLE                                5,500
------------------------------------------------------------------------------------------------------------------------------------
AEHR TEST SYS             COMMON   00760J108       626      84,554 SH        SOLE                               84,554
------------------------------------------------------------------------------------------------------------------------------------
AIRSPAN NTWRKS            COMMON   00950H102       498     185,000 SH        SOLE                              185,000
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH               COMMON   00971T101       825      16,500 SH        SOLE                               16,500
------------------------------------------------------------------------------------------------------------------------------------
ALASKA COMM SYS           COMMON   01167P101       133      10,000 SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------
AMER COML LINES           COMMON   025195207       734      12,350 SH        SOLE                               12,350
------------------------------------------------------------------------------------------------------------------------------------
AMER EAGLE OUTFIT         COMMON   02553E106       394       9,000 SH        SOLE                                9,000
------------------------------------------------------------------------------------------------------------------------------------
AMER TOWER                COMMON   029912201       365      10,000 SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------
ANADIGICS                 COMMON   032515108       340      47,500 SH        SOLE                               47,500
------------------------------------------------------------------------------------------------------------------------------------
ANAREN MICRO              COMMON   032744104       369      17,500 SH        SOLE                               17,500
------------------------------------------------------------------------------------------------------------------------------------
ANDERSONS                 COMMON   034164103       589      17,250 SH        SOLE                               17,250
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPTR              COMMON   037833100     1,021      13,250 SH        SOLE                               13,250
------------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMM              COMMON   04743P108       780      43,000 SH        SOLE                               43,000
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP                COMMON   049513104       121      20,000 SH        SOLE                               20,000
------------------------------------------------------------------------------------------------------------------------------------
AVANEX CORP               COMMON   05348W109       964     557,500 SH        SOLE                              557,500
------------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEW            COMMON   05356X403       695      32,500 SH        SOLE                               32,500
------------------------------------------------------------------------------------------------------------------------------------
B E A SYS INC             COMMON   073325102       707      46,500 SH        SOLE                               46,500
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                 COMMON   056752108       810       9,250 SH        SOLE                                9,250
------------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECH              COMMON   09856E105       869     270,000 SH        SOLE                              270,000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM              COMMON   111621108       671      95,000 SH        SOLE                               95,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL              COMMON   118759109       700      16,500 SH        SOLE                               16,500
------------------------------------------------------------------------------------------------------------------------------------
C COR NET                 COMMON   125010108       611      71,250 SH        SOLE                               71,250
------------------------------------------------------------------------------------------------------------------------------------
CAPSTONE TRBNE            COMMON   14067D102       578     410,000 SH        SOLE                              410,000
------------------------------------------------------------------------------------------------------------------------------------
CARRIER ACCESS            COMMON   144460102       675      95,000 SH        SOLE                               95,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA TECHFAITH           COMMON   169424108       299      37,500 SH        SOLE                               37,500
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                COMMON   171779101       940      34,500 SH        SOLE                               34,500
------------------------------------------------------------------------------------------------------------------------------------
CNET INC                  COMMON   12613R104       647      67,500 SH        SOLE                               67,500
------------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYS             COMMON   204166102    13,805     947,495 SH        SOLE                              947,495
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIVER             COMMON   25388B104       907      17,750 SH        SOLE                               17,750
------------------------------------------------------------------------------------------------------------------------------------
DIODES INC                COMMON   254543101       637      14,750 SH        SOLE                               14,750
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBTD ENRGY           COMMON   25475V104       678     210,000 SH        SOLE                              210,000
------------------------------------------------------------------------------------------------------------------------------------
EAGLE TEST SYS            COMMON   270006109       686      41,500 SH        SOLE                               41,500
------------------------------------------------------------------------------------------------------------------------------------
EMCORE                    COMMON   290846104     1,019     172,074 SH        SOLE                              172,074
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSN           COMMON   292659109       843      22,750 SH        SOLE                               22,750
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX                   COMMON   29444U502       706      11,750 SH        SOLE                               11,750
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS               COMMON   315616102       685      12,750 SH        SOLE                               12,750
------------------------------------------------------------------------------------------------------------------------------------
FINISAR COM               COMMON   31787A101       681     187,500 SH        SOLE                              187,500
------------------------------------------------------------------------------------------------------------------------------------
FORMFACTOR                COMMON   346375108       885      21,000 SH        SOLE                               21,000
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LTD             COMMON   Y2711Y104       630      56,250 SH        SOLE                               56,250
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC CL A           CLASS A  38259P508     1,005       2,500 SH        SOLE                                2,500
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
HANSEN NAT                COMMON   411310105       518      15,950 SH        SOLE                               15,950
------------------------------------------------------------------------------------------------------------------------------------
INFORMATICA               COMMON   45666Q102       408      30,000 SH        SOLE                               30,000
------------------------------------------------------------------------------------------------------------------------------------
INPHONIC INC              COMMON   45772G105       139      17,500 SH        SOLE                               17,500
------------------------------------------------------------------------------------------------------------------------------------
INTERCTIVE INTELL         COMMON   45839M103       145      12,500 SH        SOLE                               12,500
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL COMM         COMMON   45866A105       673      19,750 SH        SOLE                               19,750
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NET              COMMON   45885A102       890      58,500 SH        SOLE                               58,500
------------------------------------------------------------------------------------------------------------------------------------
J D S UNIPHASE            COMMON   46612J101       772     352,500 SH        SOLE                              352,500
------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL                COMMON   481165108       649      17,250 SH        SOLE                               17,250
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   COMMON   52729N100       843     157,500 SH        SOLE                              157,500
------------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC            COMMON   538146101       397      74,000 SH        SOLE                               74,000
------------------------------------------------------------------------------------------------------------------------------------
M E M C ELECTR            COMMON   552715104       833      22,750 SH        SOLE                               22,750
------------------------------------------------------------------------------------------------------------------------------------
M G P INGREDIENTS         COMMON   55302G103       617      29,000 SH        SOLE                               29,000
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH              COMMON   G5876H105     1,307      67,500 SH        SOLE                               67,500
------------------------------------------------------------------------------------------------------------------------------------
MINDSPEED TECH            COMMON   602682106       130      75,000 SH        SOLE                               75,000
------------------------------------------------------------------------------------------------------------------------------------
MOVE INC COM              COMMON   62458M108       614     125,000 SH        SOLE                              125,000
------------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC              COMMON   670704105       402      20,000 SH        SOLE                               20,000
------------------------------------------------------------------------------------------------------------------------------------
OPLINK COMM               COMMON   68375Q403       909      45,500 SH        SOLE                               45,500
------------------------------------------------------------------------------------------------------------------------------------
P L X TECH                COMMON   693417107       363      35,000 SH        SOLE                               35,000
------------------------------------------------------------------------------------------------------------------------------------
P M C-SIERRA              COMMON   69344F106       119      20,000 SH        SOLE                               20,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC              COMMON   747525103       364      10,000 SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS               COMMON   74762E102       649      38,500 SH        SOLE                               38,500
------------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYS              COMMON   750077109       814      29,750 SH        SOLE                               29,750
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS COMM               COMMON   805423308       898      31,500 SH        SOLE                               31,500
------------------------------------------------------------------------------------------------------------------------------------
SILICON IMAGE             COMMON   82705T102       159      12,500 SH        SOLE                               12,500
------------------------------------------------------------------------------------------------------------------------------------
SMITH MICRN SFT           COMMON   832154108       683      47,500 SH        SOLE                               47,500
------------------------------------------------------------------------------------------------------------------------------------
STRATEX NETWRK            COMMON   86279T109       766     172,500 SH        SOLE                              172,500
------------------------------------------------------------------------------------------------------------------------------------
SUN MICRO                 COMMON   866810104       509     102,500 SH        SOLE                              102,500
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP             COMMON   867652109       763      27,500 SH        SOLE                               27,500
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE TEL               COMMON   86769Y105     2,142   1,020,000 SH        SOLE                            1,020,000
------------------------------------------------------------------------------------------------------------------------------------
TELECOMM SYS              COMMON   87929J103       135      50,000 SH        SOLE                               50,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC               COMMON   879664100       685      62,500 SH        SOLE                               62,500
------------------------------------------------------------------------------------------------------------------------------------
TEREX CORP                COMMON   880779103       690      15,250 SH        SOLE                               15,250
------------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFTWRE             COMMON   88632Q103       135      15,000 SH        SOLE                               15,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TLCM          COMMON   887319101       703      37,000 SH        SOLE                               37,000
------------------------------------------------------------------------------------------------------------------------------------
TITANIUM METALS           COMMON   888339207       645      25,500 SH        SOLE                               25,500
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYS          COMMON   895919108       372      16,000 SH        SOLE                               16,000
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMI               COMMON   922207105       817      22,250 SH        SOLE                               22,250
------------------------------------------------------------------------------------------------------------------------------------
VERASUN ENERGY            COMMON   92336G106       666      41,500 SH        SOLE                               41,500
------------------------------------------------------------------------------------------------------------------------------------
VOLTERRA SEMI             COMMON   928708106       829      51,000 SH        SOLE                               51,000
------------------------------------------------------------------------------------------------------------------------------------
W J COMM                  COMMON   929284107       626     290,000 SH        SOLE                              290,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

WIND RIVER                COMMON   973149107       712      66,500 SH        SOLE                               66,500
------------------------------------------------------------------------------------------------------------------------------------
XO HOLDINGS INC           COMMON   98417K106       744     152,500 SH        SOLE                              152,500
------------------------------------------------------------------------------------------------------------------------------------
ZOLTEK COS                COMMON   98975W104       894      35,000 SH        SOLE                               35,000
------------------------------------------------------------------------------------------------------------------------------------
           TOTAL                                66,638
------------------------------------------------------------------------------------------------------------------------------------